Accounting policy for operating segments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Accounting policy for operating segments

13.	Information by operating segment
13.1.	Net income by operating segment

2025
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total
Sales revenues	59,537	84,165	8,695	338	(63,540)	89,195
Intersegments	59,305	1,079	3,151	5	(63,540)	−
Third parties	232	83,086	5,544	333	-	89,195
Cost of sales	(28,022)	(77,725)	(4,835)	(303)	64,149	(46,736)
Gross profit	31,515	6,440	3,860	35	609	42,459
Income (expenses)	(5,505)	(3,573)	(3,465)	(3,803)	−	(16,346)
Selling expenses	-	(2,272)	(2,906)	(20)	-	(5,198)
General and administrative expenses	(59)	(400)	(130)	(1,349)	-	(1,938)
Exploration costs	(1,217)	-	-	-	-	(1,217)
Research and development expenses	(669)	(13)	(11)	(171)	-	(864)
Other taxes	(104)	(182)	(7)	(475)	-	(768)
Impairment (losses) reversals, net	(1,847)	315	(1)	14	-	(1,519)
Other income and expenses, net	(1,609)	(1,021)	(410)	(1,802)	-	(4,842)
Income (loss) before net finance income, results of equity-accounted investments and income taxes	26,010	2,867	395	(3,768)	609	26,113
Net finance income	-	-	-	734	-	734
Results of equity-accounted investments	58	(146)	41	(5)	-	(52)
Net income (loss) before income taxes	26,068	2,721	436	(3,039)	609	26,795
Income taxes	(8,843)	(978)	(133)	3,084	(205)	(7,075)
Net income for the year	17,225	1,743	303	45	404	19,720
Attributable to:
Shareholders of Petrobras	17,228	1,743	268	(9)	404	19,634
Non-controlling interests	(3)	-	35	54	-	86

2024
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total
Sales revenues	60,516	85,281	9,518	319	(64,218)	91,416
Intersegments	60,208	1,035	2,969	6	(64,218)	−
Third parties	308	84,246	6,549	313	-	91,416
Cost of sales	(24,823)	(78,836)	(5,031)	(294)	63,540	(45,444)
Gross profit (loss)	35,693	6,445	4,487	25	(678)	45,972
Income (expenses)	(7,639)	(3,257)	(3,497)	(4,703)	−	(19,096)
Selling expenses	(1)	(1,928)	(2,936)	(9)	-	(4,874)
General and administrative expenses	(64)	(356)	(115)	(1,310)	-	(1,845)
Exploration costs	(913)	-	-	-	-	(913)
Research and development expenses	(629)	(6)	(4)	(150)	-	(789)
Other taxes	(692)	(47)	(18)	(494)	-	(1,251)
Impairment (losses) reversals, net	(1,244)	(300)	-	13	-	(1,531)
Other income and expenses, net	(4,096)	(620)	(424)	(2,753)	-	(7,893)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	28,054	3,188	990	(4,678)	(678)	26,876
Net finance expense	-	-	-	(15,107)	-	(15,107)
Results of equity-accounted investments	76	(780)	80	(3)	-	(627)
Net income / (loss) before income taxes	28,130	2,408	1,070	(19,788)	(678)	11,142
Income taxes	(9,540)	(1,084)	(335)	7,190	232	(3,537)
Net income (loss) for the year	18,590	1,324	735	(12,598)	(446)	7,605
Attributable to:
Shareholders of Petrobras	18,593	1,324	682	(12,625)	(446)	7,528
Non-controlling interests	(3)	-	53	27	-	77

	2023
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total

Sales revenues	66,880	94,868	11,109	365	(70,813)	102,409
Intersegments	66,113	1,404	3,285	11	(70,813)	−
Third parties	767	93,464	7,824	354	-	102,409
Cost of sales	(27,239)	(85,699)	(5,685)	(370)	70,558	(48,435)
Gross profit (loss)	39,641	9,169	5,424	(5)	(255)	53,974
Income (expenses)	(5,615)	(4,086)	(3,384)	(2,857)	1	(15,941)
Selling expenses	(12)	(2,156)	(2,838)	(33)	1	(5,038)
General and administrative expenses	(74)	(327)	(80)	(1,113)	-	(1,594)
Exploration costs	(982)	-	-	-	-	(982)
Research and development expenses	(569)	(16)	(3)	(138)	-	(726)
Other taxes	(454)	(27)	(49)	(360)	-	(890)
Impairment (losses) reversals, net	(2,105)	(524)	(81)	30	-	(2,680)
Other income and expenses, net	(1,419)	(1,036)	(333)	(1,243)	-	(4,031)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	34,026	5,083	2,040	(2,862)	(254)	38,033
Net finance expense	-	-	-	(2,333)	-	(2,333)
Results of equity-accounted investments	(7)	(318)	10	11	-	(304)
Net income / (loss) before income taxes	34,019	4,765	2,050	(5,184)	(254)	35,396
Income taxes	(11,571)	(1,729)	(693)	3,506	86	(10,401)
Net income (loss) for the year	22,448	3,036	1,357	(1,678)	(168)	24,995
Attributable to:
Shareholders of Petrobras	22,453	3,036	1,286	(1,723)	(168)	24,884
Non-controlling interests	(5)	-	71	45	-	111

Other income and expenses, net by segment
2025
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total
Stoppages for asset maintenance and pre-operating expenses	(2,268)	(284)	(86)	(20)	(2,658)
Variable compensation programs	(624)	(310)	(71)	(355)	(1,360)
Pension and medical benefits - retirees	-	-	-	(1,317)	(1,317)
Losses with legal, administrative and arbitration proceedings	(684)	(319)	(13)	(7)	(1,023)
Collective bargaining agreement	(220)	(114)	(21)	(131)	(486)
Results on disposal/write-offs of assets	10	(8)	7	11	20
Results from co-participation agreements in bid areas	237	-	-	-	237
Results of non-core activities	452	(8)	1	12	457
Gains on decommissioning of areas	535	-	-	-	535
Early termination and changes to cash flow estimates of leases	565	39	6	6	616
Others	388	(17)	(233)	(1)	137
Total	(1,609)	(1,021)	(410)	(1,802)	(4,842)

Other income and expenses, net by segment
2024
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total
Stoppages for asset maintenance and pre-operating expenses	(2,419)	(80)	(98)	(20)	(2,617)
Losses on decommissioning of areas	(2,584)	-	-	-	(2,584)
Pension and medical benefits - retirees	-	-	-	(2,196)	(2,196)
Losses with legal, administrative and arbitration proceedings	(386)	(411)	(30)	(169)	(996)
Variable compensation programs	(407)	(227)	(47)	(251)	(932)
Collective bargaining agreement	(1)	(6)	-	(1)	(8)
Results on disposal/write-offs of assets	234	51	18	(75)	228
Results from co-participation agreements in bid areas	259	-	-	-	259
Results of non-core activities	269	(32)	7	17	261
Early termination and changes to cash flow estimates of leases	327	9	-	13	349
Others	612	76	(274)	(71)	343
Total	(4,096)	(620)	(424)	(2,753)	(7,893)

Other income and expenses, net by segment
2023
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total
Stoppages for asset maintenance and pre-operating expenses	(2,105)	(21)	(52)	(27)	(2,205)
Losses on decommissioning of areas	(1,195)	-	-	-	(1,195)
Pension and medical benefits - retirees	-	-	-	(1,172)	(1,172)
Variable compensation programs	(416)	(268)	(53)	(274)	(1,011)
Losses with legal, administrative and arbitration proceedings	(300)	(391)	(9)	(97)	(797)
Collective bargaining agreement	(94)	(42)	(8)	(73)	(217)
Results of non-core activities	150	(93)	84	29	170
Results from co-participation agreements in bid areas	284	-	-	-	284
Early termination and changes to cash flow estimates of leases	320	97	1	(3)	415
Results on disposal/write-offs of assets	1,370	(35)	(48)	8	1,295
Others	567	(283)	(248)	366	402
Total	(1,419)	(1,036)	(333)	(1,243)	(4,031)

The amount of depreciation, depletion and amortization by segment is set forth as follows:

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total

2025	11,715	2,701	562	169	15,147
2024	9,292	2,495	557	135	12,479
2023	10,230	2,410	525	115	13,280

13.2.	Assets by operating segment

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Elimina-tions	Total

Consolidated assets by operating segment - 12.31.2025

Current assets	2,424	9,580	356	16,620	(3,532)	25,448
Non-current assets	153,291	22,311	5,315	15,972	−	196,889
Long-term receivables	9,318	3,091	146	13,221	−	25,776
Investments	292	27	171	60	−	550
Property, plant and equipment	141,818	19,053	4,917	2,252	−	168,040
Operating assets	108,424	16,534	4,394	1,568	−	130,920
Under construction	33,394	2,519	523	684	−	37,120
Intangible assets	1,863	140	81	439	−	2,523
Total Assets	155,715	31,891	5,671	32,592	(3,532)	222,337

Consolidated assets by operating segment - 12.31.2024

Current assets	2,697	9,017	379	13,923	(4,180)	21,836
Non-current assets	122,854	18,708	4,881	13,366	−	159,809
Long-term receivables	7,056	2,217	91	11,246	−	20,610
Investments	299	114	182	64	−	659
Property, plant and equipment	113,761	16,257	4,541	1,726	−	136,285
Operating assets	91,895	14,828	3,936	1,242	−	111,901
Under construction	21,866	1,429	605	484	−	24,384
Intangible assets	1,738	120	67	330	−	2,255
Total Assets	125,551	27,725	5,260	27,289	(4,180)	181,645

Accounting policy for operating segments

The information related to the Company’s operating segments is prepared based on available financial information directly attributable to each segment, or items that can be allocated to each segment on a reasonable basis. This information is presented by business activity, as used by the Company’s Board of Executive Officers (Chief Operating Decision Maker – CODM) in the decision-making process of resource allocation and performance evaluation.

The measurement of segment results includes transactions carried out with third parties, including associates and joint ventures, as well as transactions between operating segments. Transfers between operating segments are recognized at internal transfer prices derived from methodologies that considers market parameters and are eliminated only to provide reconciliations to the consolidated financial statements.

The Company's business segments disclosed separately are:

Exploration and Production (E&P): this segment covers the activities of exploration, development and production of crude oil, NGL (natural gas liquid) and natural gas in Brazil and abroad, for the primary purpose of supplying its domestic refineries. The E&P segment also operates through partnerships with other companies and includes holding interest in foreign entities operating in this segment.

As an energy Company with a focus on oil and gas, intersegment sales revenue refers mainly to oil transfers to the Refining, Transportation and Marketing segment, aiming to supply the Company's refineries and meet the domestic demand for oil products, in addition to LPG and NGL transfers. These transactions are measured by internal transfer prices based on international oil prices and their respective exchange rate impacts, taking into account the specific characteristics of the transferred oil stream.

In addition, the E&P segment revenues include transfers of natural gas to the natural gas processing plants within Gas and Low Carbon Energies segment. These transactions are measured at internal transfer prices based on the international prices of this commodity.

Revenue from sales to third parties mainly reflects services rendered relating to E&P activities, as well as the oil and natural gas operations carried out by subsidiaries abroad.

Refining, Transportation and Marketing (RT&M): this segment covers the refining, logistics, transport, acquisition and exports of crude oil, as well as trading of oil products, in Brazil and abroad. This segment also includes the petrochemical operations (which comprehends holding interests in petrochemical companies in Brazil) and fertilizer production and trading.

This segment carries out the acquisition of crude oil from the E&P segment and from the domestic market, the import oil for feedstock refinery slate and the acquisition of oil products in domestic and international markets taking advantage of the existing price differentials between the cost of processing domestic oil and that of importing oil products. This segment also performs the acquisition of natural gas from the G&LCE segment.

Intersegment revenues primarily reflect the sale of oil products to the distribution business at market prices and the operations for the G&LCE and E&P segments at internal transfer prices.

Revenues from sales to third parties primarily reflect the trading of oil products in Brazil and the export and trade of oil and oil products by foreign subsidiaries.

Gas and Low Carbon Energies (G&LCE): this segment covers the activities of trading natural gas, electricity and liquefied natural gas (LNG), the generation of electricity by means of thermoelectric power plants, as well as natural gas processing. It also includes renewable energy businesses, low carbon services (carbon capture, utilization and storage) and the production and sale of biodiesel and its co-products.

Intersegment revenues primarily reflect the transfers of natural gas processed to the RT&M segment and natural gas processing to the E&P segment. These transactions are both measured at internal transfer prices.

This segment purchases national natural gas from the E&P segment, from partners and third parties, imports natural gas from Bolivia and LNG to meet national demand.

Revenues from sales to third parties primarily reflect sales of natural gas processed to distributors and to free consumers, generation and trading of electricity, as well as gas processing to third parties.

Corporate and other businesses: comprise items that cannot be attributed to business segments, including those with corporate characteristics, in addition to distribution business. Corporate items mainly include those related to corporate financial management, trade and other receivables, allowance for credit losses, gains (losses) with derivatives (except those with commodity derivatives included in their respective segments), corporate overhead and other expenses, including actuarial expenses related to pension and health care plans for beneficiaries. Other businesses include the distribution of oil products abroad (South America).